Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 25, 2011	Dec. 26, 2010
Net loss	$ (193,417)	$ (74,322)	$ (22,638)
Unrealized gain on derivative contracts (net of deferred tax expense of $0, $4,663, and $0, respectively)		2,228	7,463
Pension and postretirement (net of deferred tax benefit of $0, $2,688, and $0, respectively)	(34,540)	(60,545)	(16,559)
Comprehensive loss	$ (227,957)	$ (132,639)	$ (31,734)